Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended	6 Months Ended			12 Months Ended
	Apr. 08, 2018	Jun. 30, 2019	Jun. 30, 2018		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss		$ (879,783)	$ (446,967)	[1]	$ (1,393,544)		$ (662,297)
Adjustments to Reconcile Net Loss to Net Cash Used in Operations:
Depreciation and amortization		422,502	241,980		582,559
Non-cash interest			7,660		(7,660)
Paid in kind interest
Stock based compensation		132,525	59,996		185,963	2,500
Non-cash interest expense					7,660
Gain on settlement of payables					(16,039)
Bad debt expense					38,113
Loss on disposal of property and equipment
Gain in investment accounted for under the equity method
Loss on impairment of goodwill
Changes in assets and liabilities:
Accounts receivable		(103,282)	(37,583)		63,869	(27,790)
Prepaid expenses		4,704	65,204		63,810
Other current assets			(189,566)		(8,278)
Other long-term assets		(5,353)	5,065		(26,576)
Accounts payable		75,862	158,917		149,161	104,406
Accrued expenses - related party		172,626	143,653		239,310	501,620
Other accrued liabilities - related party						26,901
Other accrued liabilities		(8,758)	(61,627)		(17,100)
Other long-term liabilities
Net Cash Used in Operating Activities		(188,957)	(53,268)		(131,092)	(54,660)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment
Proceeds from note receivable			174,967		174,967
Cash received in business combination			42,711		42,711
Net Cash provided by Investing Activities			217,678		217,678
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from notes payable - related party		132,789	30,000		3,055,000	53,500
Payment on notes payable - related parties			(30,000)		(30,000)
Payment on notes payable					(3,000,000)
Net Cash provided by Financing Activities		132,789			25,000	53,500
Net Change in Cash		(56,168)	164,410		111,586	(1,160)
Cash - Beginning of Period		111,586
Cash - End of Period		55,418	164,410		111,586
Cash Paid For:
Interest		442,250	127,089		728,000
Income taxes
Supplemental disclosure of non-cash investing and financing activities:
Stock issued in conversion of debt and related accrued interest						251,605
Stock issued in conversion of accrued salary						380,502
Forgiveness of accrued compensation credited to additional paid-in capital
Preferred stock converted into common stock
Predecessor
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(746,162)					(13,821,521)
Adjustments to Reconcile Net Loss to Net Cash Used in Operations:
Depreciation and amortization	109,225					446,525
Paid in kind interest	275,369					1,614,564
Stock based compensation						20,001
Non-cash interest expense
Gain on settlement of payables
Bad debt expense						656,131
Loss on disposal of property and equipment						15,539
Gain in investment accounted for under the equity method						171,469
Loss on impairment of goodwill						7,914,269
Changes in assets and liabilities:
Accounts receivable	99,190					304,519
Prepaid expenses	35,445					36,876
Other current assets	(298)					3,211
Other long-term assets	6,775					32,523
Accounts payable	(219,888)					1,746,706
Accrued expenses - related party	(3,156)					87,909
Other accrued liabilities - related party
Other accrued liabilities	63,905					(220,416)
Other long-term liabilities	(2,511)					(9,796)
Net Cash Used in Operating Activities	(382,106)					(1,001,491)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(6,274)					(46,906)
Proceeds from note receivable	182,362					200,000
Cash received in business combination
Net Cash provided by Investing Activities	176,088					153,094
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from notes payable - related party
Payment on notes payable - related parties
Payment on notes payable						(512,583)
Net Cash provided by Financing Activities						(512,583)
Net Change in Cash	(206,018)					(1,360,980)
Cash - Beginning of Period	225,227		$ 225,227		$ 225,227	1,586,207
Cash - End of Period	19,209					225,227	$ 225,227
Cash Paid For:
Interest	458,812					2,040,338
Income taxes
Supplemental disclosure of non-cash investing and financing activities:
Stock issued in conversion of debt and related accrued interest
Stock issued in conversion of accrued salary
Forgiveness of accrued compensation credited to additional paid-in capital						669,529
Preferred stock converted into common stock						$ 460

[1]	Includes the consolidated results from operations of (a) OLB, CrowdPay and Omnisoft from January 1, 2018 through June 30, 2018 and (b) of the net assets acquired from the Predecessor from April 9, 2018 through June 30, 2018 as disclosed in Note 1.